Vanguard Equity Index Portfolio

Schedule of Investments (unaudited)
As of March 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)1
Communication Services (10.1%)
*	Facebook Inc. Class A	556,888	92,828
*	Alphabet Inc. Class C	71,765	84,203
*	Alphabet Inc. Class A	69,872	82,232
	Verizon Communications Inc.	964,616	57,038
	AT&T Inc.	1,700,686	53,333
	Walt Disney Co.	407,629	45,259
	Comcast Corp. Class A	1,054,289	42,150
*	Netflix Inc.	101,929	36,344
*	Charter Communications Inc. Class A	40,507	14,052
	Activision Blizzard Inc.	178,277	8,117
*	Electronic Arts Inc.	69,915	7,105
*	Twitter Inc.	169,773	5,582
	CBS Corp. Class B	81,399	3,869
	Omnicom Group Inc.	52,115	3,804
*	Fox Corp. Class A	82,282	3,021
	CenturyLink Inc.	221,297	2,653
*	Take-Two Interactive Software Inc.	26,500	2,501
	Viacom Inc. Class B	82,226	2,308
*	Discovery Communications Inc.	83,295	2,117
	Interpublic Group of Cos. Inc.	90,334	1,898
*	DISH Network Corp. Class A	53,459	1,694
*	Fox Corp. Class B	38,275	1,373
	News Corp. Class A	108,193	1,346
*	TripAdvisor Inc.	23,617	1,215
*	Discovery Communications Inc. Class A	37,518	1,014
	News Corp. Class B	11,121	139
			557,195
Consumer Discretionary (10.1%)
*	Amazon.com Inc.	96,321	171,524
	Home Depot Inc.	263,681	50,598
	McDonald's Corp.	178,640	33,924
	NIKE Inc. Class B	293,920	24,751
	Starbucks Corp.	290,260	21,578
	Lowe's Cos. Inc.	187,020	20,473
*	Booking Holdings Inc.	10,511	18,341
	TJX Cos. Inc.	288,953	15,375
	General Motors Co.	305,968	11,351
	Target Corp.	121,927	9,786
	Marriott International Inc. Class A	65,821	8,234
	Ross Stores Inc.	86,557	8,058
	Ford Motor Co.	912,186	8,009
	eBay Inc.	200,667	7,453
	Dollar General Corp.	61,419	7,327
	Yum! Brands Inc.	71,466	7,133
*	O'Reilly Automotive Inc.	18,295	7,104
	VF Corp.	75,668	6,576
*	AutoZone Inc.	5,827	5,968
*	Dollar Tree Inc.	55,569	5,837

	Hilton Worldwide Holdings Inc.	68,377	5,683
	Aptiv plc	60,761	4,830
	Carnival Corp.	93,509	4,743
	Royal Caribbean Cruises Ltd.	40,061	4,592
*	Ulta Beauty Inc.	13,133	4,580
*	Chipotle Mexican Grill Inc. Class A	5,676	4,032
	Best Buy Co. Inc.	54,615	3,881
	Genuine Parts Co.	34,218	3,833
	Darden Restaurants Inc.	28,849	3,504
	DR Horton Inc.	79,427	3,287
	Expedia Group Inc.	27,307	3,249
	Lennar Corp. Class A	66,050	3,242
	MGM Resorts International	119,445	3,065
	Advance Auto Parts Inc.	16,626	2,835
*	Norwegian Cruise Line Holdings Ltd.	50,954	2,800
	Tractor Supply Co.	28,446	2,781
*	CarMax Inc.	39,674	2,769
	Wynn Resorts Ltd.	22,655	2,703
	Tiffany & Co.	25,207	2,661
	Kohl's Corp.	38,451	2,644
	Garmin Ltd.	28,325	2,446
	Hasbro Inc.	26,990	2,295
	Tapestry Inc.	67,261	2,185
	PVH Corp.	17,705	2,159
*	LKQ Corp.	73,618	2,089
	Whirlpool Corp.	14,815	1,969
	BorgWarner Inc.	48,750	1,872
*	Mohawk Industries Inc.	14,280	1,801
	Macy's Inc.	71,423	1,716
	PulteGroup Inc.	59,392	1,661
*	Capri Holdings Ltd.	35,736	1,635
	Foot Locker Inc.	26,578	1,611
	Ralph Lauren Corp. Class A	12,374	1,605
	Hanesbrands Inc.	84,035	1,503
	L Brands Inc.	52,783	1,456
	Newell Brands Inc.	90,758	1,392
	Harley-Davidson Inc.	37,536	1,338
	Gap Inc.	49,909	1,307
	Leggett & Platt Inc.	30,688	1,296
	H&R Block Inc.	48,018	1,150
	Nordstrom Inc.	25,046	1,111
*,^	Mattel Inc.	79,658	1,036
*,^	Under Armour Inc. Class A	45,335	958
*	Under Armour Inc. Class C	43,526	821
	Lennar Corp. Class B	1,030	40
			559,566
Consumer Staples (7.3%)
	Procter & Gamble Co.	583,964	60,761
	Coca-Cola Co.	898,313	42,095
	PepsiCo Inc.	327,912	40,186
	Walmart Inc.	332,291	32,408
	Philip Morris International Inc.	362,931	32,079
	Altria Group Inc.	437,624	25,133
	Costco Wholesale Corp.	102,829	24,899
	Mondelez International Inc. Class A	337,135	16,830
	Colgate-Palmolive Co.	201,273	13,795
	Walgreens Boots Alliance Inc.	187,240	11,847

Kimberly-Clark Corp.	80,512	9,975
Estee Lauder Cos. Inc. Class A	50,916	8,429
Sysco Corp.	110,390	7,370
General Mills Inc.	139,449	7,216
Constellation Brands Inc. Class A	38,864	6,814
Archer-Daniels-Midland Co.	130,896	5,646
* Monster Beverage Corp.	91,575	4,998
Clorox Co.	29,886	4,796
Tyson Foods Inc. Class A	69,026	4,792
Kraft Heinz Co.	145,350	4,746
Kroger Co.	186,106	4,578
McCormick & Co. Inc.	28,588	4,306
Church & Dwight Co. Inc.	57,388	4,088
Hershey Co.	32,471	3,729
Kellogg Co.	58,579	3,361
Conagra Brands Inc.	113,274	3,142
JM Smucker Co.	26,395	3,075
^ Hormel Foods Corp.	63,620	2,848
Molson Coors Brewing Co. Class B	43,660	2,604
Lamb Weston Holdings Inc.	34,000	2,548
Brown-Forman Corp. Class B	38,510	2,033
Campbell Soup Co.	44,816	1,709
^ Coty Inc. Class A	104,188	1,198
		404,034
Energy (5.4%)
Exxon Mobil Corp.	989,065	79,916
Chevron Corp.	443,547	54,636
ConocoPhillips	264,874	17,678
Schlumberger Ltd.	323,760	14,106
EOG Resources Inc.	135,467	12,894
Occidental Petroleum Corp.	175,055	11,589
Marathon Petroleum Corp.	157,260	9,412
Phillips 66	97,917	9,319
Kinder Morgan Inc.	454,305	9,091
Valero Energy Corp.	97,462	8,268
Williams Cos. Inc.	282,816	8,122
ONEOK Inc.	96,072	6,710
Pioneer Natural Resources Co.	39,336	5,990
Halliburton Co.	203,849	5,973
Anadarko Petroleum Corp.	116,454	5,296
Concho Resources Inc.	46,837	5,197
Diamondback Energy Inc.	35,888	3,644
Hess Corp.	59,588	3,589
Baker Hughes a GE Co. Class A	119,735	3,319
Devon Energy Corp.	101,923	3,217
Marathon Oil Corp.	191,097	3,193
Apache Corp.	87,989	3,050
Noble Energy Inc.	113,539	2,808
Cabot Oil & Gas Corp.	98,917	2,582
National Oilwell Varco Inc.	89,422	2,382
TechnipFMC plc	98,910	2,326
HollyFrontier Corp.	36,502	1,798
Cimarex Energy Co.	23,743	1,659
Helmerich & Payne Inc.	25,528	1,418
		299,182

Financials (12.6%)
* Berkshire Hathaway Inc. Class B	422,438	84,864
JPMorgan Chase & Co.	764,246	77,365
Bank of America Corp.	2,096,818	57,851
Wells Fargo & Co.	955,737	46,181
Citigroup Inc.	548,943	34,155
American Express Co.	161,376	17,638
US Bancorp	351,116	16,920
Goldman Sachs Group Inc.	79,953	15,350
Chubb Ltd.	106,952	14,982
CME Group Inc.	83,504	13,743
PNC Financial Services Group Inc.	105,904	12,990
Morgan Stanley	303,196	12,795
S&P Global Inc.	58,058	12,224
BlackRock Inc.	28,404	12,139
Charles Schwab Corp.	276,924	11,841
Marsh & McLennan Cos. Inc.	117,896	11,070
Bank of New York Mellon Corp.	205,030	10,340
Intercontinental Exchange Inc.	132,665	10,101
Progressive Corp.	136,251	9,822
Aon plc	56,040	9,566
MetLife Inc.	223,444	9,512
Capital One Financial Corp.	109,212	8,922
Prudential Financial Inc.	95,490	8,774
Aflac Inc.	174,888	8,744
American International Group Inc.	202,964	8,740
Travelers Cos. Inc.	61,468	8,431
BB&T Corp.	177,993	8,282
Allstate Corp.	77,372	7,287
Moody's Corp.	38,796	7,026
* Berkshire Hathaway Inc. Class A	21	6,326
SunTrust Banks Inc.	103,341	6,123
State Street Corp.	88,400	5,818
T. Rowe Price Group Inc.	55,038	5,510
Discover Financial Services	76,865	5,470
Willis Towers Watson plc	30,087	5,285
M&T Bank Corp.	32,338	5,078
Synchrony Financial	152,541	4,866
Northern Trust Corp.	51,004	4,611
Fifth Third Bancorp	180,114	4,543
Hartford Financial Services Group Inc.	84,058	4,179
Ameriprise Financial Inc.	31,728	4,064
MSCI Inc. Class A	19,727	3,923
First Republic Bank	38,562	3,874
KeyCorp	236,234	3,721
Citizens Financial Group Inc.	107,715	3,501
Regions Financial Corp.	237,721	3,364
Arthur J Gallagher & Co.	42,938	3,353
Huntington Bancshares Inc.	244,902	3,105
Loews Corp.	63,805	3,058
Cincinnati Financial Corp.	35,458	3,046
Principal Financial Group Inc.	60,189	3,021
Lincoln National Corp.	47,810	2,806
* SVB Financial Group	12,288	2,732
Comerica Inc.	36,940	2,708
E*TRADE Financial Corp.	57,651	2,677
Cboe Global Markets Inc.	26,097	2,491

Raymond James Financial Inc.	29,663	2,385
Nasdaq Inc.	26,976	2,360
Franklin Resources Inc.	69,124	2,291
Everest Re Group Ltd.	9,446	2,040
Zions Bancorp NA	43,571	1,979
Torchmark Corp.	23,628	1,936
Invesco Ltd.	93,127	1,798
Unum Group	49,978	1,691
People's United Financial Inc.	90,231	1,483
Assurant Inc.	14,487	1,375
Affiliated Managers Group Inc.	12,208	1,308
Jefferies Financial Group Inc.	62,014	1,165
* Brighthouse Financial Inc.	27,460	997
* BSB Bancorp Inc.	897	29
		699,745
Health Care (14.5%)
Johnson & Johnson	621,670	86,903
UnitedHealth Group Inc.	223,995	55,385
Pfizer Inc.	1,296,071	55,044
Merck & Co. Inc.	602,554	50,114
Abbott Laboratories	410,031	32,778
Medtronic plc	313,093	28,516
AbbVie Inc.	344,362	27,752
Amgen Inc.	145,277	27,600
Eli Lilly & Co.	201,631	26,164
Thermo Fisher Scientific Inc.	93,959	25,718
Danaher Corp.	146,685	19,365
Gilead Sciences Inc.	297,803	19,360
Bristol-Myers Squibb Co.	381,190	18,187
Anthem Inc.	60,004	17,220
CVS Health Corp.	302,842	16,332
Becton Dickinson and Co.	62,828	15,690
* Celgene Corp.	163,983	15,470
* Intuitive Surgical Inc.	26,734	15,254
Cigna Corp.	88,739	14,271
Stryker Corp.	72,213	14,263
* Boston Scientific Corp.	323,608	12,420
Zoetis Inc.	111,781	11,253
* Vertex Pharmaceuticals Inc.	59,692	10,980
* Biogen Inc.	45,930	10,857
Allergan plc	73,004	10,688
* Illumina Inc.	34,319	10,663
* Edwards Lifesciences Corp.	48,490	9,278
Baxter International Inc.	111,299	9,050
Humana Inc.	31,620	8,411
HCA Healthcare Inc.	62,448	8,142
* Regeneron Pharmaceuticals Inc.	18,280	7,506
* Alexion Pharmaceuticals Inc.	52,122	7,046
Zimmer Biomet Holdings Inc.	47,671	6,088
Agilent Technologies Inc.	74,231	5,967
* IQVIA Holdings Inc.	36,940	5,314
McKesson Corp.	44,895	5,255
* Centene Corp.	96,345	5,116
* Align Technology Inc.	17,002	4,834
* IDEXX Laboratories Inc.	20,070	4,488
* Cerner Corp.	75,610	4,326
* Waters Corp.	16,741	4,214

* Mettler-Toledo International Inc.	5,789	4,185
* Incyte Corp.	41,508	3,570
* Laboratory Corp. of America Holdings	23,013	3,521
ResMed Inc.	33,509	3,484
Cooper Cos. Inc.	11,535	3,416
* Mylan NV	120,132	3,405
Cardinal Health Inc.	69,469	3,345
Teleflex Inc.	10,700	3,233
* WellCare Health Plans Inc.	11,681	3,151
* Hologic Inc.	62,815	3,040
* ABIOMED Inc.	10,500	2,999
* Varian Medical Systems Inc.	21,072	2,986
AmerisourceBergen Corp. Class A	36,406	2,895
Quest Diagnostics Inc.	31,299	2,814
Universal Health Services Inc. Class B	19,433	2,600
Dentsply Sirona Inc.	52,004	2,579
PerkinElmer Inc.	25,856	2,491
* Henry Schein Inc.	35,500	2,134
* DaVita Inc.	29,304	1,591
Perrigo Co. plc	29,126	1,403
* Nektar Therapeutics Class A	40,500	1,361
		803,485
Industrials (9.4%)
Boeing Co.	122,656	46,784
Union Pacific Corp.	168,734	28,212
3M Co.	134,410	27,928
Honeywell International Inc.	170,143	27,039
United Technologies Corp.	189,215	24,388
General Electric Co.	2,032,290	20,303
Caterpillar Inc.	134,385	18,208
United Parcel Service Inc. Class B	162,445	18,152
Lockheed Martin Corp.	57,387	17,225
CSX Corp.	180,860	13,532
Raytheon Co.	65,912	12,001
Deere & Co.	74,343	11,883
Norfolk Southern Corp.	62,439	11,669
General Dynamics Corp.	63,253	10,708
Northrop Grumman Corp.	39,625	10,683
FedEx Corp.	56,117	10,180
Illinois Tool Works Inc.	70,522	10,122
Emerson Electric Co.	143,543	9,828
Waste Management Inc.	90,993	9,455
Roper Technologies Inc.	24,191	8,273
Eaton Corp. plc	98,900	7,967
Johnson Controls International plc	213,328	7,880
Delta Air Lines Inc.	144,225	7,449
Ingersoll-Rand plc	56,430	6,092
Southwest Airlines Co.	115,940	6,018
Fortive Corp.	68,780	5,770
PACCAR Inc.	80,964	5,517
Cummins Inc.	33,775	5,332
Parker-Hannifin Corp.	30,205	5,184
* TransDigm Group Inc.	11,329	5,143
Verisk Analytics Inc. Class A	38,272	5,090
Rockwell Automation Inc.	27,912	4,897
Stanley Black & Decker Inc.	35,287	4,805
* IHS Markit Ltd.	85,064	4,626

Harris Corp.	27,536	4,398
AMETEK Inc.	52,936	4,392
Fastenal Co.	66,868	4,300
* United Continental Holdings Inc.	52,463	4,186
Republic Services Inc. Class A	50,190	4,034
Cintas Corp.	19,854	4,013
L3 Technologies Inc.	18,573	3,833
Equifax Inc.	28,020	3,320
Xylem Inc.	41,848	3,308
WW Grainger Inc.	10,564	3,179
Dover Corp.	33,710	3,162
Expeditors International of Washington Inc.	40,090	3,043
American Airlines Group Inc.	93,312	2,964
* Copart Inc.	46,977	2,846
Textron Inc.	54,967	2,785
CH Robinson Worldwide Inc.	31,882	2,773
Kansas City Southern	23,557	2,732
Masco Corp.	68,904	2,709
Wabtec Corp.	32,660	2,408
* United Rentals Inc.	18,618	2,127
Jacobs Engineering Group Inc.	27,338	2,056
JB Hunt Transport Services Inc.	20,280	2,054
Snap-on Inc.	13,072	2,046
Huntington Ingalls Industries Inc.	9,729	2,016
Allegion plc	21,915	1,988
Nielsen Holdings plc	82,445	1,952
Arconic Inc.	100,879	1,928
Robert Half International Inc.	27,751	1,808
AO Smith Corp.	33,164	1,768
Pentair plc	36,874	1,641
Alaska Air Group Inc.	28,714	1,611
Fortune Brands Home & Security Inc.	33,033	1,573
Rollins Inc.	34,050	1,417
Flowserve Corp.	30,244	1,365
Quanta Services Inc.	32,679	1,233
Fluor Corp.	32,376	1,191
		522,502
Information Technology (21.1%)
Microsoft Corp.	1,790,987	211,229
Apple Inc.	1,045,718	198,634
Visa Inc. Class A	408,537	63,809
Intel Corp.	1,049,807	56,375
Cisco Systems Inc.	1,027,746	55,488
Mastercard Inc. Class A	210,709	49,611
Oracle Corp.	594,838	31,949
* Adobe Inc.	113,870	30,345
International Business Machines Corp.	207,741	29,312
* PayPal Holdings Inc.	273,900	28,442
* salesforce.com Inc.	178,620	28,288
Broadcom Inc.	92,471	27,807
Accenture plc Class A	148,803	26,192
NVIDIA Corp.	141,478	25,404
Texas Instruments Inc.	219,120	23,242
Automatic Data Processing Inc.	101,694	16,245
QUALCOMM Inc.	282,571	16,115
Intuit Inc.	60,490	15,813
* Micron Technology Inc.	261,767	10,819

Cognizant Technology Solutions Corp. Class A	134,297	9,730
Analog Devices Inc.	86,112	9,065
Applied Materials Inc.	221,569	8,787
Fidelity National Information Services Inc.	75,360	8,523
* Fiserv Inc.	91,385	8,067
* Autodesk Inc.	51,109	7,964
* Red Hat Inc.	41,231	7,533
Xilinx Inc.	59,045	7,486
HP Inc.	358,231	6,960
Amphenol Corp. Class A	69,621	6,575
TE Connectivity Ltd.	79,023	6,381
Lam Research Corp.	35,567	6,367
Corning Inc.	183,509	6,074
Paychex Inc.	74,584	5,982
Motorola Solutions Inc.	38,226	5,368
* Advanced Micro Devices Inc.	205,705	5,250
Global Payments Inc.	36,705	5,011
Hewlett Packard Enterprise Co.	321,183	4,956
* FleetCor Technologies Inc.	20,097	4,956
KLA-Tencor Corp.	38,599	4,609
^ Microchip Technology Inc.	55,325	4,590
* VeriSign Inc.	24,612	4,468
* Cadence Design Systems Inc.	65,461	4,157
DXC Technology Co.	62,804	4,039
* Synopsys Inc.	35,010	4,031
NetApp Inc.	57,540	3,990
* Arista Networks Inc.	12,210	3,840
* Keysight Technologies Inc.	43,700	3,811
Total System Services Inc.	38,110	3,621
* ANSYS Inc.	19,599	3,581
Symantec Corp.	148,452	3,413
Maxim Integrated Products Inc.	63,996	3,403
Skyworks Solutions Inc.	40,720	3,359
Western Digital Corp.	67,947	3,265
* Gartner Inc.	20,820	3,158
Citrix Systems Inc.	29,253	2,915
Seagate Technology plc	59,906	2,869
* Fortinet Inc.	33,800	2,838
Broadridge Financial Solutions Inc.	27,100	2,810
* Akamai Technologies Inc.	38,167	2,737
Jack Henry & Associates Inc.	18,000	2,497
* F5 Networks Inc.	13,771	2,161
Juniper Networks Inc.	81,486	2,157
* Qorvo Inc.	28,365	2,035
Western Union Co.	102,078	1,885
Alliance Data Systems Corp.	10,583	1,852
FLIR Systems Inc.	31,535	1,500
Xerox Corp.	46,141	1,476
* IPG Photonics Corp.	8,300	1,260
		1,168,481
Materials (2.6%)
DowDuPont Inc.	526,469	28,066
Linde plc	128,642	22,632
Ecolab Inc.	59,146	10,442
Air Products & Chemicals Inc.	51,312	9,799
Sherwin-Williams Co.	19,046	8,203
PPG Industries Inc.	55,052	6,214

LyondellBasell Industries NV Class A	71,019	5,971
Ball Corp.	77,966	4,511
Newmont Mining Corp.	124,491	4,453
Freeport-McMoRan Inc.	337,290	4,348
International Paper Co.	93,463	4,325
Nucor Corp.	71,213	4,155
Vulcan Materials Co.	30,777	3,644
* International Flavors & Fragrances Inc.	23,597	3,039
Celanese Corp. Class A	30,042	2,962
Martin Marietta Materials Inc.	14,534	2,924
Eastman Chemical Co.	32,506	2,467
FMC Corp.	31,294	2,404
Westrock Co.	59,583	2,285
Mosaic Co.	82,143	2,243
Avery Dennison Corp.	19,630	2,218
Packaging Corp. of America	22,075	2,194
CF Industries Holdings Inc.	52,239	2,136
Albemarle Corp.	24,740	2,028
Sealed Air Corp.	36,196	1,667
		145,330
Real Estate (3.1%)
American Tower Corp.	102,967	20,291
Simon Property Group Inc.	72,120	13,141
Crown Castle International Corp.	97,019	12,418
Prologis Inc.	147,170	10,589
Equinix Inc.	19,447	8,813
Public Storage	35,011	7,625
Welltower Inc.	90,089	6,991
Equity Residential	86,545	6,519
AvalonBay Communities Inc.	32,355	6,495
Digital Realty Trust Inc.	48,444	5,765
Ventas Inc.	83,227	5,311
* SBA Communications Corp. Class A	26,341	5,259
Realty Income Corp.	71,016	5,224
Boston Properties Inc.	36,108	4,834
Weyerhaeuser Co.	174,225	4,589
Essex Property Trust Inc.	15,357	4,442
Alexandria Real Estate Equities Inc.	26,385	3,761
* CBRE Group Inc. Class A	72,994	3,609
HCP Inc.	111,031	3,475
Host Hotels & Resorts Inc.	173,102	3,272
Extra Space Storage Inc.	29,689	3,026
UDR Inc.	63,978	2,908
Mid-America Apartment Communities Inc.	26,447	2,891
Vornado Realty Trust	40,517	2,732
Regency Centers Corp.	39,245	2,649
Duke Realty Corp.	84,181	2,574
Federal Realty Investment Trust	17,427	2,402
Iron Mountain Inc.	66,269	2,350
Apartment Investment & Management Co.	36,621	1,842
Kimco Realty Corp.	97,522	1,804
SL Green Realty Corp.	19,754	1,776
Macerich Co.	24,377	1,057
		170,434
Utilities (3.3%)
NextEra Energy Inc.	111,574	21,570

Duke Energy Corp.	169,682	15,271
Dominion Energy Inc.	186,579	14,303
Southern Co.	241,529	12,482
Exelon Corp.	226,315	11,345
American Electric Power Co. Inc.	115,154	9,644
Sempra Energy	63,959	8,050
Public Service Enterprise Group Inc.	117,989	7,010
Xcel Energy Inc.	120,379	6,767
Consolidated Edison Inc.	74,962	6,358
WEC Energy Group Inc.	73,684	5,827
PPL Corp.	168,058	5,334
DTE Energy Co.	42,481	5,299
Eversource Energy	74,091	5,257
FirstEnergy Corp.	117,964	4,908
Edison International	76,072	4,710
American Water Works Co. Inc.	42,186	4,398
Entergy Corp.	44,457	4,251
Ameren Corp.	56,978	4,191
CMS Energy Corp.	66,060	3,669
CenterPoint Energy Inc.	116,589	3,579
Evergy Inc.	59,602	3,460
Atmos Energy Corp.	27,200	2,800
NRG Energy Inc.	65,848	2,797
AES Corp.	153,970	2,784
Alliant Energy Corp.	54,853	2,585
NiSource Inc.	87,373	2,504
Pinnacle West Capital Corp.	26,057	2,491
183,644
Total Common Stocks (Cost $3,492,238)	5,513,598
Coupon
Temporary Cash Investments (0.4%)1
Money Market Fund (0.4%)
2,3 Vanguard Market Liquidity Fund	2.554%	211,011	21,105
Face Amount ($000)
Maturity Date

U.S. Government and Agency Obligations (0.0%)
United States Treasury Bill	2.423%	4/11/19	600	600
4	United States Treasury Bill	2.474%	5/9/19	1,200	1,197
1,797
Total Temporary Cash Investments (Cost $22,902)	22,902
Total Investments (99.9%) (Cost $3,515,140)	5,536,500
Other Assets and Liabilities-Net (0.1%)	3,206
Net Assets (100%)	5,539,706
*Non-income-producing security.
^Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,690,000.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 100.0% and (0.1%), respectively, of net assets.
2 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
3 Includes $3,815,000 of collateral received for securities on loan.
4 Securities with a value of $1,097,000 have been segregated as initial margin for open futures contracts.

Equity Index Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
			($000)
			Notional Amount	Value and Unrealized Appreciation Amount (Depreciation)
		Number of Long (Short) Contracts

	Expiration
Long Futures Contracts
E-mini S&P 500 Index	June 2019	189	26,817	(4)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Equity Index Portfolio

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the portfolio's investments as of March 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	5,513,598	—	—
Temporary Cash Investments	21,105	1,797	—
Futures Contracts—Assets[1]	129	—	—
Total	5,534,832	1,797	—
1 Represents variation margin on the last day of the reporting period.